May 01, 2025
Class S | Mid Cap Intrinsic Value Portfolio
Mid Cap Intrinsic Value Portfolio—Class S Shares
GOAL
The Fund seeks growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class S Mid Cap Intrinsic Value Portfolio Mid Cap Intrinsic Value Portfolio Class S USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class S Mid Cap Intrinsic Value Portfolio Mid Cap Intrinsic Value Portfolio Class S
Management fees	0.85%
Distribution and/or shareholder service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual operating expenses	1.30%
Fee waivers and/or expense reimbursement	0.05%
Total annual operating expenses after fee waivers and/or expense reimbursement	1.25%	[1]
[1]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.25% of average net assets. This undertaking lasts until 12/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example	1 Year	3 Years	5 Years	10 Years
Class S | Mid Cap Intrinsic Value Portfolio | Mid Cap Intrinsic Value Portfolio Class S | USD ($)	127	397	698	1,554

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Value Index at the time of purchase.
The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Managers’ estimate of their intrinsic value and that they believe have the potential for appreciation over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic worth, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.
The Portfolio Managers believe that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Managers attempt to exploit recurring market inefficiencies among the following types of companies as the Portfolio Managers believe these types of companies are often misunderstood and mispriced by investors.
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Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
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Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
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Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.
In seeking to identify potential investment opportunities, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that they believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company based on its discount to their estimate of intrinsic value and their belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock.
The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continues to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).
The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.
The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q4 2020	26.49%
Worst quarter:	Q1 2020	-38.70%

average annual total % returns as of 12/31/24
Mid Cap Intrinsic Value Portfolio
Average Annual Returns - Class S - Mid Cap Intrinsic Value Portfolio	Label	1 Year		5 Years		10 Years
Mid Cap Intrinsic Value Portfolio Class S	Class S	8.67%		6.88%		5.41%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	[1]	13.86%	[1]	12.55%	[1]
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07%		8.59%		8.10%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34%		9.92%		9.63%
[1]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Value Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.